UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06403

MORGAN STANLEY EMERGING MARKETS FUND, INC.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2010

Date of reporting period:	June 30, 2010

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Emerging Markets Fund, Inc. (MSF)

Morgan Stanley

Investment Management Inc.

Investment Adviser

Semi-Annual Report

June 30, 2010

Morgan Stanley Emerging Markets Fund, Inc.

Overview (unaudited)

Letter to Stockholders

Performance

For the six months ended June 30, 2010, the Morgan Stanley Emerging Markets Fund, Inc. (the “Fund”) had total returns of -6.53%, based on net asset value, and -9.07% based on market value per share (including reinvestment of distributions), compared to its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Net Index (the “Index”), which returned -6.17% (in U.S. dollars). On June 30, 2010, the closing price of the Fund’s shares on the New York Stock Exchange was $12.70, representing a 9.1% discount to the Fund’s net asset value per share. Past performance is no guarantee of future results.

Factors Affecting Performance

•   In the first half of 2010 global developed and emerging equity experienced declines driven largely by concerns over a possible “double dip” in global economic activity and by European sovereign debt issues. Individual country performance was mixed as correlations that peaked at the height of the financial turmoil in the autumn of 2008 have fallen. In the first half of 2010, as measured by the MSCI regional indices the best performing markets were Colombia and Indonesia, both up slightly over 14% (in U. S. dollars), while the worst performing markets in the same period were Hungary and Poland, declining 21.4% and 18.5% (in U. S. dollars), respectively.

•   Key contributors to relative performance during the period included an overweight allocation to India and stock selection there. The portfolio also benefited from an underweight allocation to Brazil and overweight allocation to Indonesia. Stock selection in Korea was also a positive contributor. In terms of sectors, an overweight to consumer discretionary and underweight to materials helped performance. Detractors from relative performance included stock selection in South Africa and Taiwan. An overweight allocation to Poland and an underweight allocation to Malaysia also hurt performance.

Management Strategies

•   Historically, the second year after a market low is almost always a low-return year, regardless of whether that year occurs within the context of a cyclical bull market or a more enduring multi-year uptrend. We believe the economic backdrops of 1938-1939 and 1974-1975 are most relevant to current economic conditions. In both instances, the S&P 500® Index rallied by over 50% in less than one year after having declined by more than 50%, only to make no headway in the second year of the recovery. Even in the more enduring bull markets of the 1990s and 2000s, the returns from the second year of recovery were modest at best. We are currently in the second year of a major recovery, a stage when policy normalization generally acts as a brake on the rally. As a result, regardless of whether this is a cyclical bull market within a secular bear or a secular bull market, our expectations for returns are muted.

•   The way the global economy begins a decade reveals little about how it will end it. For example, while Japan was the envy of the developed world for its growth and economic influence in the 1980s, Japan today is widely viewed as a washout, suffering major deflationary pressure. A great deal of investor focus over the past decade has been on China’s economic boom. China’s

Morgan Stanley Emerging Markets Fund, Inc.

Overview (unaudited)

Letter to Stockholders (cont’d)

investment-led growth has over the past decade lifted the performance of commodity-producing countries such as Brazil and Australia, as well as the currencies of other commodity producers. However, we believe China has already reached a critical economic peak in its development and is currently running out of new growth drivers. Investment targets appears to be shrinking as there is a limit to the amount of new highways and ports China can build, and because land and labor costs are rising sharply. Moreover, China has limited influence on its ability to increase export growth, considering the weakness of global demand.

•   There is a disconnect between the performance of Chinese equities and other markets viewed by investors as beneficiaries of Chinese growth, or “China plays. “ The Chinese stock market, as measured by the MSCI China Index, has fallen back to levels seen a year ago, yet China plays ranging from currencies of major commodity-exporting nations to various material stocks have continued rallying and are much higher than they were a year ago.  As a result, a slowdown in China could shock the star economies and markets of the past decade that benefited so strongly from China’s rise, including Brazil.  In our view, the time has come to think of a world beyond China plays.  This view has led us to underweight Brazil, Russia and China itself and overweight countries with domestic-led economic growth, healthy savings and rising incomes, as well as commodity importers that we believe stand to benefit from a decline in prices.  These countries include India, Indonesia, Turkey, Egypt and Poland.

Sincerely,

Randy Takian
President and Principal Executive Officer

July 2010

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The Adviser and Sub-Advisers together are referred to as the “Adviser” and the advisory, sub-advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2009, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund’s performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Fund relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund’s total expense ratio. The Board noted that while the management fee was higher than its peer group average, the total expense ratio was lower than its peer group average. After discussion, the Board concluded that (i) the Fund’s performance was acceptable, (ii) the Fund’s management fee, although higher than its peer group average, was acceptable given the quality and nature of services provided, and (iii) the Fund’s total expense ratio was competitive with its peer group average.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited))

Investment Advisory Agreement Approval (cont’d)

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board considered that, with respect to closed-end funds, the assets are not likely to grow with new sales or grow significantly as a result of capital appreciation. The Board concluded that economies of scale for the Fund were not a factor that needed to be considered at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited))

Investment Advisory Agreement Approval (cont’d)

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

Portfolio of Investments

		Value
	Shares	(000)
COMMON STOCKS (95.2%)
Argentina (0.0%)
Commercial Banks
Banco Macro SA ADR	3,600	$106

Brazil (11.5%)
Beverages
Cia de Bebidas das Americas (Preference) ADR (a)	23,100	2,333

Commercial Banks
Banco Bradesco SA (Preference)	33,220	517
Banco Bradesco SA ADR (a)	84,420	1,339
Banco Nacional SA (Preference) (b)(c)	61,598,720	—
Itau Unibanco Holding SA	59,360	1,069
Itau Unibanco Holding SA (Preference) ADR (a)	160,063	2,883
		5,808
Food Products
BRF - Brasil Foods SA	187,422	2,461

Household Durables
MRV Engenharia e Participacoes SA	119,400	841
PDG Realty SA. Empreendimentos e Participacoes	162,100	1,368
		2,209
Information Technology Services
Cielo SA	184,300	1,552

Media
NET Servicos de Comunicacao SA (Preference) (b)	127,342	1,200
NET Servicos de Comunicacao SA ADR (a)(b)	1,300	12
		1,212
Metals & Mining
Vale SA (Preference)	17,252	362
Vale SA (Preference) ADR (a)	208,488	4,383
		4,745
Oil, Gas & Consumable Fuels
OGX Petroleo e Gas Participacoes SA (b)	72,800	674
Petroleo Brasileiro SA ADR	29,000	995
Petroleo Brasileiro SA, (Preference) Class H	194,932	2,901
Ultrapar Participacoes SA (Preference)	19,340	926
		5,496
Wireless Telecommunication Services
Tim Participacoes SA ADR	22,100	600
Vivo Participacoes SA (Preference) ADR	44,000	1,140
		1,740
		27,556
China/Hong Kong (15.9%)
Automobiles
Dongfeng Motor Group Co., Ltd., Class H (a)	866,000	985

Beverages
Tsingtao Brewery Co., Ltd., Class H	106,000	495

Commercial Banks
Bank of China Ltd., Class H	2,767,000	1,396
China Citic Bank Corp. Ltd., Class H	1,565,000	987
China Construction Bank Corp., Class H	4,732,000	3,808
Industrial & Commercial Bank of China, Class H	2,760,000	2,004
		8,195
Diversified Telecommunication Services
China Telecom Corp. Ltd., Class H	2,830,000	1,351
China Unicom Hong Kong Ltd. (a)	1,136,000	1,519
		2,870
Energy Equipment & Services
China Oilfield Services Ltd., Class H	782,000	915

Food Products
Want Want China Holdings Ltd. (a)	1,139,000	959

Independent Power Producers & Energy Traders
China Resources Power Holdings Co., Ltd.	836,300	1,895

Industrial Conglomerates
Beijing Enterprises Holdings Ltd.	214,000	1,390
Shanghai Industrial Holdings Ltd.	408,000	1,616
		3,006
Insurance
China Life Insurance Co., Ltd., Class H	614,000	2,698
China Pacific Insurance Group Co., Ltd., Class H	362,000	1,427
Ping An Insurance Group Co. of China Ltd., Class H	150,500	1,213
		5,338

The accompanying notes are an integral part of the financial statements.	7

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

		Value
	Shares	(000)
China/Hong Kong (cont’d)
Internet Software & Services
Tencent Holdings Ltd.	4,800	$79

Machinery
Sany Heavy Equipment International Holdings Co., Ltd.	563,000	619

Metals & Mining
China Zhongwang Holdings Ltd. (a)	775,800	489
Fushan International Energy Group Ltd.	1,286,000	723
		1,212
Oil, Gas & Consumable Fuels
China Coal Energy Co.	978,000	1,226
China Petroleum & Chemical Corp., Class H	3,246,000	2,620
PetroChina Co., Ltd., Class H	690,000	762
		4,608
Personal Products
Hengan International Group Co., Ltd.	79,000	638

Specialty Retail
Belle International Holdings Ltd.	1,044,000	1,480
GOME Electrical Appliances Holdings Ltd. (b)	6,276,500	1,896
		3,376
Textiles, Apparel & Luxury Goods
China Dongxiang Group Co.	704,700	469

Wireless Telecommunication Services
China Mobile Ltd.	262,000	2,611
		38,270
Czech Republic (1.0%)
Commercial Banks
Komercni Banka A.S.	11,024	1,781

Electric Utilities
CEZ A.S.	13,208	543
		2,324
Egypt (2.2%)
Commercial Banks
Commercial International Bank Egypt S.A.E.	150,485	1,779

Construction & Engineering
Orascom Construction Industries	24,496	977
Orascom Construction Industries GDR	13,150	500
		1,477
Diversified Telecommunication Services
Telecom Egypt	523,801	1,443

Food & Staples Retailing
Juhayna Food Industries (b)	815,033	591
		5,290
Hungary (1.6%)
Commercial Banks
OTP Bank PLC (b)	21,845	440

Oil, Gas & Consumable Fuels
MOL Hungarian Oil and Gas PLC (b)	22,525	1,859

Pharmaceuticals
Richter Gedeon Nyrt	9,135	1,615
		3,914
India (9.5%)
Chemicals
Asian Paints Ltd.	16,854	830

Commercial Banks
HDFC Bank Ltd.	59,872	2,464
IndusInd Bank Ltd.	264,700	1,161
State Bank of India	3,241	160
State Bank of India GDR	3,908	387
Yes Bank Ltd.	158,200	905
		5,077
Construction & Engineering
Hindustan Construction Co.	197,848	501

Diversified Financial Services
Rural Electrification Corp. Ltd.	96,551	629

Electric Utilities
KSK Energy Ventures Ltd. (b)	171,500	624

Electrical Equipment
Bharat Heavy Electricals Ltd.	20,101	1,059

Food Products
Nestle India Ltd.	7,724	477
Shree Renuka Sugars Ltd.	306,400	443
		920

8	The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

		Value
	Shares	(000)
India (cont’d)
Information Technology Services
Infosys Technologies Ltd.	47,286	$2,826
Wipro Ltd.	98,571	810
		3,636
Machinery
Tata Motors Ltd.	100,433	1,671

Media
Deccan Chronicle Holdings Ltd.	85,568	225
Sun TV Network Ltd.	68,035	637
		862
Metals & Mining
Hindalco Industries Ltd.	269,990	830

Oil, Gas & Consumable Fuels
Reliance Industries Ltd.	77,085	1,796

Personal Products
Colgate-Palmolive India Ltd.	34,772	621
Marico Ltd.	205,800	571
		1,192
Pharmaceuticals
Dr. Reddy’s Laboratories Ltd.	47,563	1,473
Glenmark Pharmaceuticals Ltd.	163,473	943
		2,416
Tobacco
ITC Ltd.	135,400	884
		22,927
Indonesia (4.4%)
Automobiles
Astra International Tbk PT	426,600	2,246

Commercial Banks
Bank Central Asia Tbk PT	2,605,000	1,684
Bank Rakyat Indonesia	1,040,500	1,051
		2,735
Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	1,709,500	1,441

Food Products
Golden Agri-Resources Ltd.	2,188,000	819
Indofood Sukses Makmur Tbk PT	2,586,500	1,167
		1,986
Gas Utilities
Perusahaan Gas Negara PT	2,185,500	924

Oil, Gas & Consumable Fuels
Bumi Resources Tbk PT	3,162,000	646

Wireless Telecommunication Services
Indosat Tbk PT	1,249,500	674
		10,652
Israel (0.0%)
Aerospace & Defense
Elbit Systems Ltd.	1	—	@

Korea, Republic of (12.2%)
Auto Components
Hyundai Mobis	7,480	1,253

Automobiles
Hyundai Motor Co.	8,634	1,011
Kia Motors Corp.	42,284	1,122
		2,133
Chemicals
Cheil Industries, Inc.	15,971	1,223
LG Chem Ltd.	10,118	2,543
OCI Co., Ltd.	4,575	923
SSCP Co., Ltd. (b)	40,153	238
		4,927
Commercial Banks
KB Financial Group, Inc.	11,205	428
Shinhan Financial Group Co., Ltd.	46,936	1,728
Woori Finance Holdings Co., Ltd.	56,770	669
		2,825
Construction & Engineering
Hyundai Engineering & Construction Co., Ltd.	16,002	736

Diversified Telecommunication Services
KT Corp.	22,050	811
KT Corp. ADR (a)	11,700	224
LG Telecom Ltd.	7,960	49
		1,084
Electronic Equipment, Instruments & Components
LG Display Co., Ltd.	37,660	1,251
LG Display Co., Ltd. ADR (a)	12,200	196
		1,447
Food & Staples Retailing
Shinsegae Co., Ltd.	2,463	1,063

The accompanying notes are an integral part of the financial statements.	9

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

		Value
	Shares	(000)
Korea, Republic of (cont’d)
Household Durables
Woongjin Coway Co., Ltd.	48,477	$1,621

Insurance
Samsung Fire & Marine Insurance Co., Ltd.	5,675	899
Samsung Life Insurance Co., Ltd.	9,680	820
		1,719
Internet Software & Services
NHN Corp. (b)	7,156	1,065

Media
Cheil Worldwide, Inc.	100,600	1,052

Metals & Mining
POSCO	1,686	640

Personal Products
Amorepacific Corp.	939	798

Semiconductors & Semiconductor Equipment
Hynix Semiconductor, Inc. (b)	28,970	588
Samsung Electronics Co., Ltd.	8,736	5,485
Samsung Electronics Co., Ltd. (Preference)	2,343	999
		7,072
		29,435
Lebanon (0.6%)
Commercial Banks
Banque Audi sal-Audi Saradar Group GDR	95,990	801
BLOM Bank SAL GDR	7,009	615
		1,416
Malaysia (1.0%)
Industrial Conglomerates
Sime Darby Bhd	431,600	1,063

Wireless Telecommunication Services
Axiata Group Bhd (b)	1,099,000	1,321
		2,384
Mexico (5.9%)
Beverages
Fomento Economico Mexicano S.A.B. de C.V. ADR	67,700	2,921

Commercial Banks
Grupo Financiero Banorte S.A.B. de C.V. Series O	374,800	1,420

Construction & Engineering
Empresas ICA S.A.B. de C.V. (b)	160,600	379

Food & Staples Retailing
Wal-Mart de Mexico S.A.B. de C.V.	398,200	882

Media
Grupo Televisa SA ADR	103,900	1,809

Pharmaceuticals
Genomma Lab Internacional SA de C.V., Class B (b)	126,700	421

Wireless Telecommunication Services
America Movil S.A.B. de C.V., Class L ADR	131,612	6,252
		14,084
Peru (0.3%)
Commercial Banks
Credicorp Ltd.	7,630	693

Philippines (1.7%)
Commercial Banks
Metropolitan Bank & Trust	732,800	975

Diversified Financial Services
Ayala Corp.	105,720	738
Metro Pacific Investments Corp. (b)	12,213,000	722
		1,460
Industrial Conglomerates
SM Investments Corp.	89,100	800

Wireless Telecommunication Services
Philippine Long Distance Telephone Co.	17,270	886
		4,121
Poland (3.0%)
Beverages
Central European Distribution Corp. (a)(b)	48,551	1,038

Commercial Banks
Bank Handlowy w Warszawie SA (b)	22,823	494
Bank Zachodni WBK SA	8,468	479
Powszechna Kasa Oszczednosci Bank Polski SA	148,811	1,586
		2,559

10	The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

		Value
	Shares	(000)
Poland (cont’d)
Diversified Telecommunication Services
Telekomunikacja Polska SA	317,018	$1,331

Insurance
Powszechny Zaklad Ubezpieczen SA (b)	9,301	960

Oil, Gas & Consumable Fuels
Polski Koncern Naftowy Orlen SA (b)	128,962	1,337
		7,225
Russia (4.2%)
Commercial Banks
Sberbank of Russian Federation	358,050	863

Electric Utilities
RusHydro (b)	13,710,614	658
RusHydro ADR (b)	139,437	667
		1,325
Food & Staples Retailing
X5 Retail Group N.V. GDR (b)	29,060	965

Food Products
Wimm-Bill-Dann Foods OJSC ADR	60,216	1,072

Health Care Providers & Services
Protek (b)	217,800	703

Oil, Gas & Consumable Fuels
Lukoil OAO ADR (a)	68,442	3,493
Rosneft Oil Co. GDR (b)	259,317	1,579
		5,072
Paper & Forest Products
Alliance Cellulose Ltd., Class B (b)(c)	156,075	—
		10,000
South Africa (6.7%)
Beverages
SABMiller plc	73,234	2,039

Distributors
Imperial Holdings Ltd.	79,965	879

Food Products
AVI Ltd.	249,558	714
Tiger Brands Ltd.	71,401	1,575
		2,289
Media
Naspers Ltd., Class N	60,630	2,038

Metals & Mining
Anglo Platinum Ltd. (a)(b)	12,938	1,217
Impala Platinum Holdings Ltd.	112,800	2,615
		3,832
Multiline Retail
Clicks Group Ltd.	352,500	1,550

Wireless Telecommunication Services
MTN Group Ltd.	259,866	3,407
		16,034
Taiwan (7.1%)
Capital Markets
Yuanta Financial Holding Co., Ltd.	1,106,000	590

Chemicals
Taiwan Fertilizer Co., Ltd.	168,000	440

Communications Equipment
HTC Corp.	86,950	1,154

Computers & Peripherals
Acer, Inc.	382,175	886
Asustek Computer, Inc.	90,000	664
Lite-On Technology Corp.	552,000	604
Wistron Corp.	420,803	618
		2,772
Diversified Financial Services
Fubon Financial Holding Co., Ltd. (b)	1,113,000	1,236

Electronic Equipment, Instruments & Components
AU Optronics Corp.	1,092,130	972
Hon Hai Precision Industry Co., Ltd. (b)	744,765	2,616
		3,588
Food Products
Uni-President Enterprises Corp.	951,000	1,047

Insurance
Cathay Financial Holding Co., Ltd. (b)	1,165,150	1,722

Marine
Evergreen Marine Corp. Taiwan Ltd. (b)	908,000	573

Metals & Mining
China Steel Corp.	1,335,000	1,229

The accompanying notes are an integral part of the financial statements.	11

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

			Value
		Shares	(000)
Taiwan (cont’d)
Semiconductors & Semiconductor Equipment
MediaTek, Inc.		16,000	$223
Taiwan Semiconductor Manufacturing Co., Ltd.		1,341,455	2,508
			2,731
			17,082
Thailand (2.6%)
Commercial Banks
Kasikornbank PCL (Foreign)		242,900	706
Kasikornbank PCL NVDR		184,300	512
Siam Commercial Bank PCL (Foreign)		467,300	1,165
			2,383
Construction Materials
Siam Cement PCL NVDR		141,400	1,134

Oil, Gas & Consumable Fuels
Banpu PCL NVDR NVDR		70,100	1,304
PTT Exploration & Production PCL (Foreign)		124,000	544
			1,848
Wireless Telecommunication Services
Total Access Communication PCL NVDR		722,700	816
			6,181
Turkey (3.3%)
Beverages
Anadolu Efes Biracilik Ve Malt
Sanayii AS		143,188	1,672
Coca-Cola Icecek A.S.		83,272	740
			2,412
Commercial Banks
Akbank T.A.S.		188,973	902
Turkiye Garanti Bankasi AS		337,200	1,397
			2,299
Diversified Telecommunication Services
Turk Telekomunikasyon AS		283,417	898

Oil, Gas & Consumable Fuels
Tupras Turkiye Petrol Rafine		37,295	677

Transportation Infrastructure
TAV Havalimanlari Holding A.S. (b)		320,690	1,132

Wireless Telecommunication Services
Turkcell Iletisim Hizmet AS		121,201	627
			8,045
United States (0.5%)
Food Products
Mead Johnson Nutrition Co. (a)		25,629	1,285
TOTAL COMMON STOCKS (Cost $205,636)			229,024

INVESTMENT COMPANIES (1.0%)
India (1.0%)
Morgan Stanley Growth Fund (b)(d) (Cost $332)		1,903,180	2,454

		Face
		Amount
		(000)
CORPORATE BONDS (0.0%)
India (0.0%)
Metals & Mining (0.0%)
Shri Ishar Alloy Steels, 15.00%, 12/31/49 (Cost $408) (c)	INR	581	—

		Shares
SHORT-TERM INVESTMENTS (10.7%)
Securities held as Collateral on Loaned Securities (7.2%)
Investment Company (5.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d)		14,349,531	14,350

		Face
		Amount
		(000)
Repurchase Agreement (1.3%)
Bank of America Securities, LLC, (0.05%, dated 06/30/10, due 07/01/10; proceeds $3,066; fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: Government National Mortgage Association; 5.00% due 05/20/40; valued at $3,127	$3,066		3,066
TOTAL SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (Cost $17,416)			17,416

12	The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

		Value
	Shares	(000)
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d) (Cost $8,277)	8,277,239	$8,277
TOTAL SHORT-TERM INVESTMENTS (Cost $25,693)		25,693
TOTAL INVESTMENTS (106.9%) (Cost $232,069) Including $16,491 of Securities Loaned (e)		257,171
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.9%)		(16,538)
NET ASSETS (100.0%)		$240,633

(a)	All or a portion of security on loan at June 30, 2010.
(b)	Non-income producing security.
(c)

At June 30, 2010, the Fund held less than $500 of fair valued securities, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

See Note F within the Notes to Financial Statements regarding investment in the Morgan Stanley Growth Fund and the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(e)

The approximate market value and percentage of total investments, $172,586,000 and 67.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

@	Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to				In Exchange			Net Unrealized Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
HKD	30	$4	7/2/10	USD	4	$4	$—	@
USD	2	2	7/7/10	ZAR	14	2	—	@
USD	44	44	7/1/10	MXN	571	44	—	@
USD	35	35	7/2/10	MXN	448	35	—	@
ZAR	1,600	208	7/6/10	USD	210	210	2
ZAR	191	25	7/1/10	USD	25	25	—	@
ZAR	635	83	7/6/10	USD	83	83	—	@
		$401				$403	$2

HKD — Hong Kong Dollar

INR — Indian Rupee

MXN — Mexican New Peso

USD — United States Dollar

ZAR — South African Rand

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010. (See Note A-6 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other		Level 3
	Level 1	significant		Significant
	Quoted	observable		unobservable
	prices	inputs		inputs		Total
Investment Type	(000)	(000)		(000)		(000)
Assets:
Common Stocks
Aerospace & Defense	$—	$—	@	$—		$—	@
Auto Components	—	1,253		—		1,253
Automobiles	—	5,364		—		5,364
Beverages	6,292	4,947		—		11,239
Capital Markets	—	590		—		590
Chemicals	—	6,197		—		6,197
Commercial Banks	10,442	30,912		—	**	41,354
Communications Equipment	—	1,154		—		1,154

The accompanying notes are an integral part of the financial statements.	13

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Fair Value Measurement Information: (cont’d)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs		Total
Investment Type	(000)	(000)	(000)		(000)
Assets: (cont’d)
Common Stocks (cont’d)
Computers & Peripherals	$—	$2,771	$—		$2,771
Construction & Engineering	379	2,714	—		3,093
Construction Materials	—	1,134	—		1,134
Distributors	—	879	—		879
Diversified Financial Services	—	3,324	—		3,324
Diversified Telecommunication Services	224	8,844	—		9,068
Electric Utilities	658	1,833	—		2,491
Electrical Equipment	—	1,059	—		1,059
Electronic Equipment, Instruments & Components	196	4,839	—		5,035
Energy Equipment & Services	—	914	—		914
Food & Staples Retailing	1,473	2,029	—		3,502
Food Products	4,818	7,202	—		12,020
Gas Utilities	—	924	—		924
Health Care Providers & Services	703	—	—		703
Household Durables	2,210	1,620	—		3,830
Independent Power Producers & Energy Traders	—	1,895	—		1,895
Industrial Conglomerates	—	4,869	—		4,869
Information Technology Services	1,552	3,635	—		5,187
Insurance	1,780	7,959	—		9,739
Internet Software & Services	—	1,144	—		1,144
Machinery	—	2,290	—		2,290
Marine	—	573	—		573
Media	3,020	3,952	—		6,972
Metals & Mining	4,745	7,743	—		12,488
Multiline Retail	—	1,550	—		1,550
Oil, Gas & Consumable Fuels	9,533	13,806	—		23,339
Paper & Forest Products	—	—	—	**	—	**
Personal Products	—	2,628	—		2,628
Pharmaceuticals	421	4,032	—		4,453
Semiconductors & Semiconductor Equipment	—	9,803	—		9,803
Specialty Retail	—	3,376	—		3,376
Textiles, Apparel & Luxury Goods	—	469	—		469
Tobacco	—	884	—		884
Transportation Infrastructure	—	1,132	—		1,132
Wireless Telecommunication Services	7,992	10,343	—		18,335
Total Common Stocks	56,438	172,586	—	**	229,024

14	The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

		Level 2
		Other		Level 3
	Level 1	significant		Significant
	Quoted	observable		unobservable
	prices	inputs		inputs		Total
Investment Type	(000)	(000)		(000)		(000)
Investment Companies	$2,454	$—		$—		$2,454
Corporate Bonds	—	—		—	**	—	**
Foreign Currency Exchange Contracts	—	2		—		2
Short-Term Investments
Investment Company	22,627	—		—		22,627
Repurchase Agreement	—	3,066		—		3,066
Total Short-Term Investments	22,627	3,066		—		25,693
Total Assets	$81,519	$175,654		$—	**	$257,173
Liabilities:
Foreign Currency Exchange Contracts	—	—	@	—		—	@
Totals	$81,519	$175,654		$—	**	$257,173

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of June 30, 2010, securities with a total value of $14,958,000 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common		Debt
	Stocks		Instrument
	(000)		(000)
Balance as of 12/31/09	$—	**	$—	**
Accrued discounts/premiums	—		—
Realized gain (loss)	—		—
Change in Unrealized appreciation (depreciation)	—		—
Net purchases (sales)	—		—
Transfers in for Level 3	—		—
Transfers out of Level 3	—		—
Balance as of 6/30/10	$—	**	$—	**
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/10.	$—		$—

@       Amount is less than $500.

**     Includes securities which are valued at zero.

Portfolio Composition*

Percentage of
Classification	Total Investments
Commercial Banks	17.3%
Oil, Gas & Consumable Fuels	9.7
Wireless Telecommunication Services	7.6
Metals & Mining	5.2
Food Products	5.0
Other**	51.7
Short-Term Investments	3.5
Total Investments	100.0%

*            Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2010.

**     Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	15

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010

Financial Statements

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $209,110)	$232,090
Investments in Securities of Affiliated Issuer, at Value (Cost $22,959)	25,081
Total Investments in Securities, at Value (Cost $232,069)	257,171
Foreign Currency, at Value (Cost $868)	867
Receivable for Investments Sold	501
Dividends Receivable	472
Capital Gain Country Tax Receivable	301
Unrealized Appreciation on Foreign Currency Exchange Contracts	2
Tax Reclaim Receivable	2
Receivable from Affiliate	1
Other Assets	45
Total Assets	259,362
Liabilities:
Collateral on Securities Loaned, at Value	17,416
Payable for Investments Purchased	618
Payable for Investment Advisory Fees	240
Payable for Custodian Fees	145
Deferred Capital Gain Country Tax	94
Bank Overdraft	68
Dividends Declared	64
Payable for Professional Fees	52
Payable for Administration Fees	16
Payable for Directors’ Fees and Expenses	2
Payable for Transfer Agent Fees	1
Unrealized Depreciation on Foreign Currency Exchange Contracts	— @
Other Liabilities	13
Total Liabilities	18,729
Net Assets
Applicable to 17,224,812 Issued and Outstanding $.01 Par Value Shares (100,000,000 Shares Authorized)	$240,633
Net Asset Value Per Share	$13.97
Net Assets Consist of:
Common Stock	$172
Paid-in-Capital	264,186
Distributions in Excess of Net Investment Income	(1,953)
Accumulated Net Realized Loss	(48,241)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $94 Deferred Capital Gain Country Tax)	24,351
Investments in Affiliates	2,122
Foreign Currency Exchange Contracts and Translations	(4)
Net Assets	$240,633
(1) Including:
Securities on Loan, at Value:	$16,491

@            Amount is less than $500.

16	The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010

Financial Statements (cont’d)

Statement of Operations

Six Months Ended
June 30, 2010
(unaudited)
(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $251 of Foreign Taxes Withheld)	$2,539
Dividends from Security of Affiliated Issuer	6
Interest from Securities of Unaffiliated Issuers	— @
Total Investment Income	2,545
Expenses:
Investment Advisory Fees (Note B)	1,559
Custodian Fees (Note D)	228
Administration Fees (Note C)	100
Professional Fees	58
Stockholder Reporting Expenses	14
Stockholder Servicing Agent Fees	4
Directors’ Fees and Expenses	3
Other Expenses	5
Expenses Before Non Operating Expenses	1,971
Bank Overdraft Expense	— @
Total Expenses	1,971
Waiver of Administration Fees (Note C)	(57)
Rebate from Morgan Stanley Affiliate (Note F)	(22)
Net Expenses	1,892
Net Investment Income	653
Realized Gain (Loss):
Investments Sold	17,185
Investments in Affiliates Sold	3
Foreign Currency Exchange Contracts	(21)
Foreign Currency Transactions	(11)
Net Realized Gain	17,156
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax Accruals of $91)	(34,213)
Investments in Affiliates	(458)
Foreign Currency Exchange Contracts	3
Foreign Currency Translations	15
Net Change in Unrealized Appreciation (Depreciation)	(34,653)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(17,497)
Net Decrease in Net Assets Resulting from Operations	$(16,844)

@       Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	17

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010

Financial Statements (cont’d)

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30, 2010	December 31,
	(unaudited)	2009
	(000)	(000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$653	$975
Net Realized Gain (Loss)	17,156	(21,511)
Net Change in Unrealized Appreciation (Depreciation)	(34,653)	127,370
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,844)	106,834
Distributions from and/or in Excess of:
Net Investment Income	(64)	(3,212)
Capital Share Transactions:
Repurchase of Shares (0 shares and 7,900 shares)	—	(61)
Total Increase (Decrease)	(16,908)	103,561
Net Assets:
Beginning of Period	257,541	153,980
End of Period (Including Distributions in Excess of Net Investment Income of $(1,953) and (2,542))	$240,633	$257,541

18	The accompanying notes are an integral part of the financial statements.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010

Financial Highlights

Selected Per Share Data and Ratios

	Six Months
	Ended June 30,		Year Ended December 31,
	2010 (unaudited)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$14.95		$8.94	$28.24	$28.26	$24.77	$19.48
Net Investment Income†	0.04		0.06	0.11	0.05	0.12	0.22
Net Realized and Unrealized Gain (Loss) on Investments	(1.02)		6.14	(13.94)	10.63	8.83	6.46
Total from Investment Operations	(0.98)		6.20	(13.83)	10.68	8.95	6.68
Distributions from and/or in excess of:
Net Investment Income	0.00	‡	(0.19)	(0.04)	(0.01)	(0.24)	(0.37)
Net Realized Gain	—		—	(5.45)	(10.78)	(5.23)	(1.03)
Total Distributions	0.00	‡	(0.19)	(5.49)	(10.79)	(5.47)	(1.40)
Anti-Dilutive Effect of Share Repurchase Program	—		0.00 ‡	0.02	0.09	0.01	0.01
Net Asset Value, End of Period	$13.97		$14.95	$8.94	$28.24	$28.26	$24.77
Per Share Market Value, End of Period	$12.70		$13.97	$8.21	$24.75	$26.83	$21.92
TOTAL INVESTMENT RETURN:
Market Value	(9.07	)%#	72.38%	(52.58)%	32.83%	49.55%	31.97%
Net Asset Value(1)	(6.53	)%#	69.22%	(54.70)%	43.79%	39.50%	34.44%
RATIOS, SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)	$240,633		$257,541	$153,980	$491,664	$503,920	$442,734
Ratio of Expenses to Average Net Assets(2)	1.51	%*+	1.55%+	1.54%+	1.46%+	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets(2)	0.52	%*+	0.48%+	0.56%+	0.17%+	0.41%	1.02%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%*	0.01%	0.00%§	0.00%§	N/A	N/A
Portfolio Turnover Rate	26	%#	63%	99%	102%	72%	54%
(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived:
Ratio of Expenses to Average Net Assets	1.58	%*+	1.59%+	1.59%+	1.51%+	1.55%	1.55%
Ratio of Net Investment Income to Average Net Assets	0.45	%*+	0.44%+	0.51%+	0.12%+	0.36%	0.97%

(1)

Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder’s investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

†	The per share amounts were computed using an average number of shares outstanding during the period.
‡	Amount is less than $0.005 per share.
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.
#	Not annualized.
*	Annualized.

The accompanying notes are an integral part of the financial statements.	19

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

Notes to Financial Statements

The Morgan Stanley Emerging Markets Fund, Inc. (the “Fund”) was incorporated on August 27, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is long-term capital appreciation through investments primarily in emerging country equity securities. To the extent that the Fund invests in derivative instruments that the Adviser believes have economic characteristics similar to emerging country equity securities, such investments will be counted for purposes of the Fund’s policy in the previous sentence. To the extent the Fund makes such investments, the Fund will be subject to the risks of such derivative instruments as described herein.

A.            Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determine such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.              Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

• investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

• investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

A substantial portion of the Fund’s net assets consist of securities of issuers located in emerging markets or which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Accordingly, the price which the Fund may realize upon sale of securities in such markets may not be equal to its value as presented in the financial statements.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.              Foreign Real Estate Companies: The Fund may invest up to 10% of its net assets in foreign real estate companies. Foreign real estate companies pool investor funds for investments primarily in commercial real estate properties. They may also include among other businesses, real estate developers, brokers and operating companies whose products and services are significantly related to the real

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

estate industry such as building suppliers and mortgage lenders.

4.              Derivatives: The Fund may use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund’s holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is generally recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Advisor seek to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund may use and their associated risks:

Foreign Currency Forward Contracts: In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A currency exchange contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

The Fund adopted the provisions of FASB ASC 815, “Derivatives and Hedging: Overall” (“ASC 815”). ASC 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2010.

		Foreign
	Statement of	Currency
	Assets and	Contracts
Primary Risk Exposure	Liabilities	(000)
Assets:
Foreign Currency Contracts Risk	Receivables	$2
Liabilities:
Foreign Currency Contracts Risk	Payables	$—	@

@ Amount is less than $500.

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2010 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk	Derivative	Value
Exposure	Type	(000)
Foreign Currency Contracts Risk	Foreign Currency Exchange Contracts	$(21)

Change in Unrealized Appreciation (Depreciation)
Primary Risk	Derivative	Value
Exposure	Type	(000)
Foreign Currency Contracts Risk	Foreign Currency Exchange Contracts	$3

All open derivative positions at period end are reflected on the Fund’s Portfolio of Investments and the volume of these open positions relative to the net assets of the Fund is generally representative of open positions throughout the reporting period.

5.              Security Lending: The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements backed by U.S. Treasury and Agency Securities. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Fund’s Statement of Operations in affiliated dividend income and interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

The value of the loaned securities was approximately $16,491,000 and related collateral outstanding at June 30, 2010 was approximately $17,416,000. For the six months ended June 30, 2010, the Fund had income from securities lending (after rebates to borrowers and allocation to the securities lending agent) of less than $500.

6.              Fair Value Measurement: In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

7.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes.

B.    Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”) provides investment advisory services to the Fund under the terms of an Investment Advisory Agreement

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

(the “Agreement”). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.25% of the Fund’s average weekly net assets.

The Adviser has entered into a Sub-Advisory Agreement with each of Morgan Stanley Investment Management Company and Morgan Stanley Investment Management Ltd. (the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with investment advisory services subject to the overall supervision of the Fund’s Officers and Directors. The Adviser pays each Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C.    Administration Fees: MS Investment Management also serves as Administrator to the Fund pursuant to an Administration Agreement. Under the Administration Agreement, the administration fee is 0.08% of the Fund’s average weekly net assets. MS Investment Management has agreed to limit the administration fee through a waiver so that it will be no greater than the previous administration fee (prior to November 1, 2004) of 0.02435% of the Fund’s average weekly net assets plus $24,000 per annum. This waiver is voluntary and may be terminated at any time. For the six months ended June 30, 2010, approximately $57,000 of administration fees were waived pursuant to this arrangement. Under a sub-administration agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund. Administration costs (including out-of-pocket expenses) incurred in the ordinary course of providing services under the administration agreement, except pricing services and extraordinary expenses, are covered under the administration fee. Prior to May 24, 2010, JPMorgan Investor Services Co. (“JPMIS”) provided certain administrative services to the Fund. For such services, the Administrator paid JPMIS a portion of the fee the administrator received from the Fund.

D.    Custodian Fees: State Street Bank and Trust Company (the “Custodian”) and its affiliates serve as Custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Prior to May 24, 2010, JPMorgan Chase Bank, N.A. served as custodian for the Fund in accordance with the custodian agreement.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Fund’s expenses. If applicable, these custodian credits are shown as “Expense Offset” in the Statement of Operations.

E.     Federal Income Taxes: It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

FASB ASC 740-10 “Income Taxes — Overall” (formerly known as FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2009, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2009 and 2008 was as follows:

2009 Distributions		2008 Distributions
Paid From:		Paid From:
(000)		(000)
	Long-term		Long-term
Ordinary	Capital	Ordinary	Capital
Income	Gain	Income	Gain
$3,212	$—	$14,575	$80,309

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and basis adjustments on certain equity securities designated as issued by passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2009:

Increase (Decrease)
Undistributed
(Distributions in
Excess of)	Accumulated
Net Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$917	$(917)	$—

At December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary	Undistributed
Income	Long-term Capital Gain
(000)	(000)
$64	$—

At June 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $232,069,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $25,102,000 of which $41,393,000 related to appreciated securities and $16,291,000 related to depreciated securities.

Net capital, currency and passive foreign investment company (“PFIC”) losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended December 31, 2009, the Fund deferred to January 4, 2010, for U.S. Federal income tax purposes, currency losses of approximately $21,000.

At December 31, 2009, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $57,960,000 to offset against future capital gains which will expire on December 31, 2017.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

F.     Security Transactions and Transactions with Affiliates: The Fund invests in Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Growth Fund has a cost basis of approximately $332,000 at June 30, 2010. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley Growth Fund. For the six months ended June 30, 2010, advisory fees paid were reduced by approximately $7,000 relating to the Fund’s investment in the Morgan Stanley Growth Fund.

A summary of the Fund’s transactions in shares of the affiliated issuer during the six months ended June 30, 2010 is as follows:

Market					Market
Value			Realized		Value
December 31,	Purchases	Sales	Gain	Dividend	June 30,
2009	at Cost	Proceeds	(Loss)	Income	2010
(000)	(000)	(000)	(000)	(000)	(000)
$3,020	$—	$687	$3	$—	$2,454

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Fund due to its investments in the Liquidity Funds. For the year ended June 30, 2010, advisory fees paid were reduced by approximately $15,000 relating to the Fund’s investment in the Liquidity Funds.

A summary of the Fund’s transactions in shares of the Liquidity Funds during the six months ended June 30, 2010 is as follows:

Market				Market
Value				Value
December 31,	Purchases	Sales	Dividend	June 30,
2009	at Cost	Proceeds	Income	2010
(000)	(000)	(000)	(000)	(000)
$10,451	$38,196	$26,020	$6	$22,627

During the six months ended June 30, 2010, the Fund made purchases and sales totaling approximately $62,675,000 and $64,013,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

During the six months ended June 30, 2010, the Fund incurred approximately $6,000 in brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliated broker/dealer. Additionally, during the six months ended June 30, 2010, the Fund incurred approximately $14,000 in brokerage commissions with Citigroup, Inc., an affiliated broker/dealer and the Fund incurred no brokerage commissions with China International Capital Corporation (Hong Kong) Limited (CICC), an affiliated broker/dealer.

G.    Other: On July, 30, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund’s shares trade from their net asset value. During the six months ended June 30, 2010, the Fund did not repurchase any of its shares. Since the inception of the program, the Fund has repurchased 5,599,538 of its shares at an average discount of 17.59% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Directors.

On June 18, 2010 the Officers of the Fund, pursuant to authority granted by the Directors, declared a distribution of $0.0037 per share, derived from net investment income, payable on July 15, 2010, to stockholders of record on June 30, 2010.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

H.    Supplemental Proxy Information (unaudited): On June 16, 2010 an annual meeting of the Fund’s stockholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all stockholders:

	For	Withheld
Frank L. Bowman	12,145,298	1,573,677
James F. Higgins	12,142,056	1,576,919
Manuel H. Johnson	12,144,262	1,574,713

I.      Subsequent Events: In accordance with the provisions set forth in FASB ASC 855 “Subsequent Events” (formerly known as SFAS 165), management has evaluated the possibility of subsequent events existing in the Fund’s financial statements.

J.     Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

For More Information About Portfolio Holdings

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund stockholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to stockholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, the Fund makes portfolio holdings information available by periodically providing the information on its public website, www.morganstanley.com/im.

The Fund provides a complete schedule of portfolio holdings on the public website on a calendar-quarter basis approximately 31 calendar days after the close of the calendar quarter. The Fund also provides Top 10 holdings information on the public website approximately 15 business days following the end of each month. You may obtain copies of the Fund’s monthly or calendar-quarter website postings, by calling toll free 1(800) 231-2608.

Proxy Voting Policy and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling toll free 1(800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC’s web site at www.sec.gov.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

Portfolio Management

The Fund is managed within the Emerging Markets Equity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are James Cheng, a Managing Director of Morgan Stanley Investment Management Company (“MSIM Company”), a Sub-Adviser to the Fund, Ana Cristina Piedrahita, an Executive Director of Morgan Stanley Investment Management Limited (“MSIM Limited”), a Sub-Adviser to the Fund, and Paul C. Psaila and Ruchir Sharma, each a Managing Director of the Adviser.

Mr. Cheng has been associated with MSIM Company in an investment management capacity since July 2006 and began managing the Fund in July 2006. Prior to July 2006, Mr. Cheng worked in an investment management capacity at Invesco Asia Limited, Asia Strategic Investment Management Limited and Munich Re Asia Capital Management.

Ms. Piedrahita had been associated with MSIM Limited in an investment management capacity and began managing the Fund in January 2002. Mr. Psaila has been associated with the Adviser in an investment management capacity since 1994 and began managing the Fund in February 1994. Mr. Sharma has been associated with the Adviser in an investment management capacity since 1996 and began managing the Fund in February 2002.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

Dividend Reinvestment and Cash Purchase Plan

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the “Plan”), each stockholder will be deemed to have elected, unless Computershare Trust Company, N.A. (the “Plan Agent”) is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

Dividend and capital gain distributions (Distributions) will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value or, if net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a Distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

The Plan Agent’s fees for the reinvestment of a Distribution will be paid by the Fund. However, each participant’s account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant’s behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder’s name and held for the account of beneficial owners who are participating in the Plan.

Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley Emerging Markets Fund, Inc.

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, Rhode Island 02940-3078

1(800) 231-2608

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

U.S. Privacy Policy

An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of certain Morgan Stanley closed-end funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•                  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•                  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•                  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•                  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

U.S. Privacy Policy (cont’d)

•                  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you.  Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

U.S. Privacy Policy (cont’d)

eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•                  Calling us at (800) 231-2608

Monday–Friday between 9a.m.  and 6p.m.  (EST)

•                  Writing to us at the following address:

Morgan Stanley Closed-End Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Morgan Stanley Emerging Markets Fund, Inc.

June 30, 2010 (unaudited)

U.S. Privacy Policy (cont’d)

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Closed-End Privacy Department

Harborside Financial Center, Plaza Two, 3rd Floor

Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Morgan Stanley Emerging Markets Fund, Inc.

Directors
Michael E. Nugent	Stefanie V. Chang Yu
Vice President
Frank L. Bowman
Francis J. Smith
Michael Bozic	Treasurer and Principal Financial Officer

Kathleen A. Dennis	Mary Ann Picciotto
Chief Compliance Officer
James F. Higgins
Mary E. Mullin
Dr. Manuel H. Johnson	Secretary

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Officers

Michael E. Nugent

Chairman of the Board and Director

Randy Takian

President and Principal Executive Officer

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

Custodian

State Street Bank and Trust Co.

One Lincoln Street

Boston, MA 02111

Stockholder Servicing Agent

Computershare Trust Company, N.A.

250 Royall Street

Canton, Massachusetts 02021

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

For additional Fund information, including the Fund’s net asset value per share and information regarding the investments comprising the Fund’s portfolio, please call toll free 1(800) 231-2608 or visit our website at www.morganstanley.com/im. All investments involve risks, including the possible loss of principal.

© 2010 Morgan Stanley

CEMSFSAN

IU10-03059P-Y06/10

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9.  Closed-End Fund Repurchases

REGISTRANT PURCHASE OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
mo-da-year — mo-da-year			N/A	N/A
mo-da-year — mo-da-year			N/A	N/A
mo-da-year — mo-da-year			N/A	N/A
mo-da-year — mo-da-year			N/A	N/A
mo-da-year — mo-da-year			N/A	N/A
mo-da-year — mo-da-year			N/A	N/A
Total			N/A	N/A

Item 10.  Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Trust’s/Fund’s principal executive officer and principal financial officer have concluded that the Trust’s/Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust/Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN STANLEY EMERGING MARKETS FUND, INC.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Ronald E. Robison
Principal Executive Officer
August 17, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 17, 2010